Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Other Intangible Assets [Line Items]
Goodwill	$ 317,817	$ 317,817	$ 317,817
Other intangible assets, net	11,307	14,874	21,406
Total goodwill and intangible assets	329,124	332,691	339,223
Core Deposit
Goodwill and Other Intangible Assets [Line Items]
Other intangible assets, net	2,166	4,191	8,113
Customer Lists
Goodwill and Other Intangible Assets [Line Items]
Other intangible assets, net	9,117	10,659	13,269
Trademarks
Goodwill and Other Intangible Assets [Line Items]
Other intangible assets, net	$ 24	$ 24	$ 24